Accounts receivable, net (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 1,218,672	¥ 8,487,562	¥ 2,162,693
Addition			8,487,562
Recovery	1,218,672	8,487,562	2,162,693
Ending balance			¥ 8,487,562